Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred tax assets-current	€ 14,350	€ 8,567
Deferred tax assets-non-current	13,072	5,807
Deferred tax liabilities-current	(3,513)	0
Deferred tax liabilities-non-current	(868)	(321)
Net deferred income taxes	€ 23,041	€ 14,053